ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2019
Assets And Liabilities Classified As Held For Sale [Abstract]
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE
As at December 31, 2019, assets held for sale included $120 million of property, plant and equipment, $15 million of accounts and other receivable, net and $2 million of deferred income tax assets. Liabilities associated with assets held for sale included $83 million of borrowings and $11 million of accounts payable and other. The balance consisted primarily of assets and liabilities from our cold storage logistics business in our business services segment classified as held for sale. The sale of our cold storage logistics business closed on January 2, 2020. Refer to Note 33 for further details.
As at December 31, 2018, assets held for sale included $29 million of property, plant and equipment, $28 million of accounts and other receivable, net and $6 million of inventory. Liabilities associated with assets held for sale include $9 million of accounts payable and other. The balance consisted primarily of certain assets and liabilities from our infrastructure support products manufacturing operation in our industrials segment, related to plants within the precast operations classified as held for sale.